Shareholders' Equity (Tables)	6 Months Ended
Sep. 30, 2024
Shareholders’ Equity [Abstract]
Schedule of Warrants Outstanding and Exercisable

Following is a summary of the status of warrants outstanding and exercisable as of September 30, 2024:

	August 9, 2021 warrants	October 2, 2023 warrants	November 16, 2023 warrants	January 17, 2024 warrants	March 5, 2024 warrants	July 3, 2024 warrants	Total

March 31, 2023	6,340,000	-	-	-	-	-	6,340,000
Issued	-	35,739,270	53,608,910	160,826,730	37,100,000	-	287,274,910
Exercise	(3,380,000)	-	-	-	-	-	(3,380,000)
Expired	-	-	-	-	-	-	-
March 31, 2024	2,960,000	35,739,270	53,608,910	160,826,730	37,100,000	-	290,234,910
Issued	-	-	-	-	-	660,000,150	660,000,150
Exercise	-	(35,739,270)	(53,608,910)	-	-	-	(89,348,180)
Expired	-	-	-	-	-	-	-
September 30, 2024	2,960,000	-	-	160,826,730	37,100,000	660,000,150	860,886,880
Exercisable as of September 30, 2024	2,960,000	-	-	160,826,730	37,100,000	660,000,150	860,886,880